Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Mar. 05, 2018
Document Effective Date	Mar. 05, 2018
Prospectus Date	Mar. 05, 2018
Gotham Index Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GINDX
Gotham Index Plus Fund | Investor Class
Prospectus:
Trading Symbol	GNNDX
Gotham Enhanced Index Plus Fund (formerly, the Gotham Index Core Fund) | Institutional Class
Prospectus:
Trading Symbol	GENDX